Statement of Shareholders' Equity and Deficit - USD ($)	Issued capital [member]	Share premium [member]	Share Warrants [member]	Retained earnings [member]	Total
Beginning balance at Dec. 31, 2017	$ 154,016,519	$ 5,146,784	$ 741,917	$ (150,298,422)	$ 9,606,798
Beginning balance, share at Dec. 31, 2017	12,686,723
Statement Line Items [Line Items]
Issued pursuant to agency or common share purchase agreement	$ 16,915,394				16,915,394
Issued pursuant to agency or common share purchase agreement, shares	8,975,126
Share issue expense	$ (1,297,668)				(1,297,668)
Issued other	$ 66,234				66,234
Issued other, shares	7,500
Warrants exercised during the year	$ 59,998				59,998
Warrants exercised during the year, shares	6,500
Warrants expired during the year	$ 741,917		$ (741,917)
Stock based compensation		1,505,625			1,505,625
Net and Comprehensive loss				(22,639,272)	(22,639,272)
Ending balance at Dec. 31, 2018	$ 170,502,394	6,652,409		(172,937,694)	$ 4,217,109
Ending balance, shares at Dec. 31, 2018	21,675,849				21,675,849
Statement Line Items [Line Items]
Issued pursuant to agency or common share purchase agreement	$ 13,717,131				$ 13,717,131
Issued pursuant to agency or common share purchase agreement, shares	8,455,882
Share issue expense	$ (1,495,501)				(1,495,501)
Warrants exercised during the year	$ 7,002,043				7,002,043
Warrants exercised during the year, shares	1,018,506
Stock based compensation		251,357			251,357
Net and Comprehensive loss				(28,282,880)	(28,282,880)
Ending balance at Mar. 31, 2019	$ 189,726,067	6,903,766		(201,220,574)	(4,590,741)
Ending balance, shares at Mar. 31, 2019	31,150,237
Beginning balance at Dec. 31, 2018	$ 170,502,394	6,652,409		(172,937,694)	$ 4,217,109
Beginning balance, share at Dec. 31, 2018	21,675,849				21,675,849
Statement Line Items [Line Items]
Issued pursuant to agency or common share purchase agreement	$ 13,717,131				$ 13,717,131
Issued pursuant to agency or common share purchase agreement, shares	8,455,882
Issued private placement	$ 5,727,971				5,727,971
Issued private placement, shares	8,757,444
Share issue expense	$ (2,090,124)				(2,090,124)
Warrants exercised during the year	$ 7,002,043				7,002,043
Warrants exercised during the year, shares	1,018,506
Stock based compensation		1,651,118			1,651,118
Net and Comprehensive loss				(41,907,079)	(41,907,079)
Ending balance at Dec. 31, 2019	$ 194,859,415	8,303,527		(214,844,773)	$ (11,681,831)
Ending balance, shares at Dec. 31, 2019	39,907,681				39,907,681
Statement Line Items [Line Items]
Issued pursuant to agency or common share purchase agreement	$ 3,037,204				$ 3,037,204
Issued pursuant to agency or common share purchase agreement, shares	11,909,196
Share issue expense	$ (214,263)				(214,263)
Warrants exercised during the year	$ 1,011,120				1,011,120
Warrants exercised during the year, shares	2,400,000
Stock based compensation		228,576			228,576
Net and Comprehensive loss				(768,043)	(768,043)
Ending balance at Mar. 31, 2020	$ 198,693,476	$ 8,532,103		$ (215,612,816)	$ (8,387,237)
Ending balance, shares at Mar. 31, 2020	54,216,877				54,216,877